Debt	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Debt

7. DEBT

Long-term debt is comprised of the following (dollars in thousands):

	October 5, 2013	December 29, 2012
Holding I Notes	$460,000	$460,000
Holding II Notes	150,000	—
Discount on Holding II Notes	(1,408)	—
2017 ABL Facility	48,300	35,000
Other loans	2,611	2,011
Mortgage note payable	490	706

Total debt	659,993	497,717
Current portion	(2,307)	(2,271)

Total long-term debt	$657,686	$495,446

On May 15, 2013, Holding II issued $150.0 million of unsecured senior notes, bearing cash interest of 8.75% (the “Holding II Notes”). If certain conditions are met, Holding II may be entitled to pay interest on the Holding II Notes by increasing the principal of the notes or by issuing new notes as pay-in-kind interest. Such interest would accrue at a rate of 9.50%. The $148.5 million proceeds from the Holding II Notes issuance, net of a $1.5 million original issue discount, were used to pay a $141.9 million, or $980 per share, dividend to the Holding II stockholders. The Holding II Notes mature June 15, 2018 and require semi-annual interest payments on June 15 and December 15 beginning on December 15, 2013. To the extent permitted by the agreements governing the Holding I Notes (see below) and the 2017 ABL Facility (see below), Holding I is expected to make dividend payments to Holding II to fund the semi-annual interest payments related to the Holding II Notes. The Holding II Notes are redeemable, in whole or in part, at any time on or after June 15, 2015 at specified redemption prices. Prior to June 15, 2015, the Company may redeem some or all of the Holding II Notes at a specified “make-whole” premium.

On December 20, 2012, Holding I and Tops Markets (collectively, the “Issuers”) issued $460.0 million of senior secured notes, bearing interest of 8.875% (the “Holding I Notes”). Effective May 15, 2013, Tops Markets II Corporation was added as a co-issuer of the Holding I Notes. On August 20, 2013, Holding II was added as a guarantor of the Holding I Notes. The proceeds from the Holding I Notes were used to redeem the Issuers’ previously outstanding $350.0 million senior secured notes, pay a $100.0 million dividend to the Holding I shareholders and pay fees and expenses related to the notes issuance. The Holding I Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15. The Holding I Notes are redeemable, in whole or in part, at any time on or after June 15, 2015 at specified redemption prices. Prior to June 15, 2015, the Issuers may redeem some or all of the Holding I Notes at a specified “make-whole” premium.

The Holding I Notes are collateralized by (i) first priority interests, subject to certain exceptions and permitted liens, in the stock held by Holding II, the Issuers, Tops Markets II Corporation and the guarantor subsidiaries, Tops PT, LLC and Tops Gift Card Company, LLC (collectively, the “Guarantors”), the Company’s warehouse distribution facility in Lancaster, New York, the Company’s retail facility located in Fayetteville, New York and certain owned real property acquired by the Issuers and the Guarantors following the issue date of the Holding I Notes, equipment, intellectual property, and substantially all other assets of the Issuers and the Guarantors, other than assets securing the Company’s asset-based revolving credit facility (the “2017 ABL Facility”) on a first priority basis (collectively, the “Holding I Notes Priority Collateral”), and (ii) second priority interests, subject to certain exceptions and permitted liens, in the assets of the Issuers and the Guarantors that secure the 2017 ABL Facility on a first-priority basis, including present and future receivables, deposit accounts, inventory, prescription lists, and certain rights and proceeds relating thereto (collectively, the “ABL Priority Collateral”).

On December 14, 2012, Tops Markets entered into an amended and restated asset-based revolving credit facility, the 2017 ABL Facility, with Bank of America, N.A., as collateral agent and administrative agent. The 2017 ABL Facility allows a maximum borrowing capacity of $125.0 million, subject to a borrowing base calculation, with an option for future upsizing with up to $50.0 million of additional commitments if certain conditions are met. The borrowing base includes inventory, pharmacy prescription files and certain receivables. The 2017 ABL Facility will mature on December 14, 2017.

Based upon the borrowing base calculation as of October 5, 2013, the unused availability under the 2017 ABL Facility was $46.6 million, after giving effect to $15.4 million of letters of credit outstanding thereunder. As of December 29, 2012, $14.8 million of letters of credit were outstanding under the 2017 ABL Facility. Revolving loans under the 2017 ABL Facility, at the Company’s option, bear interest at either i) LIBOR plus a margin of 150 to 200 basis points, determined based on levels of borrowing availability, or ii) the prime rate plus a margin of 50 to 100 basis points, determined based on levels of borrowing availability. As of October 5, 2013 and December 29, 2012, the effective interest rates on borrowings under the 2017 ABL Facility were 2.07% and 2.06%, respectively. The 2017 ABL Facility is collateralized primarily by (i) first priority interests, subject to certain exceptions and permitted liens, in the ABL Priority Collateral and (ii) second priority interests, subject to certain exceptions and permitted liens, in the Holding I Notes Priority Collateral.

The instruments governing the Holding II Notes, Holding I Notes and the 2017 ABL Facility impose customary affirmative and negative covenants on the Company, including restrictions on indebtedness, liens, type of business, acquisitions, investments, sale or transfer of assets, payment of dividends, transactions involving affiliates, and obligations on a change in control. Failure to meet any of these covenants would be an event of default.

9. DEBT

Long-term debt is comprised of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
2017 Notes	$460,000	$—
2015 Notes	—	350,000
Discount on 2015 Notes, net	—	(2,495)
2017 ABL Facility	35,000	—
2013 ABL Facility	—	5,000
Other loans	2,011	2,219
Mortgage note payable	706	950

Total debt	497,717	355,674
Current portion	(2,271)	(434)

Total long-term debt	$495,446	$355,240

During Fiscal 2009, the Company and Tops Markets (collectively, the “Issuers”) issued $275.0 million of senior secured notes, bearing interest of 10.125% (the “2015 Notes”). During Fiscal 2010, the Issuers issued an additional $75.0 million of 2015 Notes on the same terms as the Fiscal 2009 issuance. The 2015 Notes were scheduled to mature October 15, 2015.

On December 20, 2012, the Issuers issued $460.0 million of senior secured notes, bearing interest of 8.875% (the “2017 Notes”). The proceeds from the 2017 Notes were used to redeem the 2015 Notes, pay a $100.0 million dividend to the Company’s shareholders and pay fees and expenses related to the notes issuance. The 2017 Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15 beginning on June 15, 2013. The notes are redeemable, in whole or in part, at any time on or after June 15, 2015 at specified redemption prices. Prior to June 15, 2015, the Issuers may redeem some or all of the notes at a specified “make-whole” premium.

Also on December 20, 2012, the Company satisfied and discharged its obligations under the 2015 Notes by depositing $377.3 million in irrevocable trust to repay the $350.0 million notes, and pay a $17.7 million redemption premium and $9.6 million of unpaid interest calculated through January 22, 2013, the settlement date of the redemption with bondholders. The redemption premium, prepaid interest for the period between the December 20, 2012 discharge date and the January 22, 2013 settlement date of $3.2 million, the write off of unamortized deferred financing costs of $7.8 million (see Note 6) and the write off of the unamortized net discount on the 2015 Notes of $2.0 million were recorded within loss on debt extinguishment in the Fiscal 2012 consolidated statement of operations and comprehensive (loss) income.

The 2017 Notes are collateralized by (i) first priority interests, subject to certain exceptions and permitted liens, in the stock held by the Issuers and the guarantor subsidiaries, Tops PT, LLC and Tops Gift Card Company, LLC (collectively, the “Guarantors”), the Company’s warehouse distribution facility in Lancaster, New York, the Company’s retail facility located in Fayetteville, New York and certain owned real property acquired by the Issuers and the Guarantors following the issue date of the 2017 Notes, equipment, intellectual property, and substantially all other assets of the Issuers and the Guarantors, other than assets securing the Company’s asset-based revolving credit facility (the “2017 ABL Facility”) on a first priority basis (collectively, the “Notes Priority Collateral”), and (ii) second priority interests, subject to certain exceptions and permitted liens, in the assets of the Issuers and the Guarantors that secure the 2017 ABL Facility on a first-priority basis, including present and future receivables, deposit accounts, inventory, prescription lists, and certain rights and proceeds relating thereto (collectively, the “ABL Priority Collateral”).

During Fiscal 2009, Tops Markets entered into an asset-based revolving credit facility (the “2013 ABL Facility”), which was scheduled to expire on October 9, 2013. The 2013 ABL Facility, as amended, allowed a maximum borrowing capacity of $100.0 million, including a sub-limit for the issuance of letters of credit, subject to a borrowing base calculation. Based upon the borrowing base calculation as of December 31, 2011, the unused availability under the 2013 ABL Facility was $70.4 million, after giving effect to $13.1 million of letters of credit outstanding thereunder.

On December 14, 2012, Tops Markets entered into an amended and restated asset-based revolving credit facility, the 2017 ABL Facility, with Bank of America, N.A., as collateral agent and administrative agent. The 2017 ABL Facility allows a maximum borrowing capacity of $125.0 million, subject to a borrowing base calculation, with an option for future upsizing with up to $50.0 million of incremental commitments if certain conditions are met. The borrowing base includes inventory, pharmacy prescription files and certain receivables. The 2017 ABL Facility will mature on or before December 14, 2017.

Based upon the borrowing base calculation as of December 29, 2012, the unused availability under the 2017 ABL Facility was $54.5 million, after giving effect to $14.8 million of letters of credit outstanding thereunder. Revolving loans under the 2017 ABL Facility, at the Company’s option, bear interest at either i) LIBOR plus a margin of 150 to 200 basis points, determined based on levels of borrowing availability, or ii) the prime rate plus a margin of 50 to 100 basis points, determined based on levels of borrowing availability. As of December 29, 2012, the effective interest rate on borrowings under the 2017 ABL Facility was 2.06%. The 2017 ABL Facility is collateralized primarily by (i) first priority interests, subject to certain exceptions and permitted liens, in the ABL Priority Collateral and (ii) second priority interests, subject to certain exceptions and permitted liens, in the Notes Priority Collateral.

The instruments governing the 2017 Notes and the 2017 ABL Facility impose customary affirmative and negative covenants on the Company, including restrictions on indebtedness, liens, type of business, acquisitions, investments, sale or transfer of assets, payment of dividends, transactions involving affiliates, and change in control. Failure to meet any of these covenants would be an event of default.

Principal payments required to be made on outstanding debt as of December 29, 2012, excluding capital lease obligations, is as follows (dollars in thousands):

2013	$2,271
2014	280
2015	166
2016	—
2017	495,000
Thereafter	—

Total debt	$497,717

Interest expense, inclusive of capital lease interest of $18.0 million, was $58.9 million during Fiscal 2012. Interest expense, inclusive of capital lease interest of $20.1 million, was $61.7 million during Fiscal 2011. Interest expense, inclusive of capital lease interest of $21.5 million, was $61.2 million during Fiscal 2010.